Notes relating to the consolidated statement of financial position - Noncurrent restricted cash (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Notes relating to the consolidated statement of financial position
Rental guarantees	€ 251	€ 256	€ 244
Escrow account more than year			905
Total noncurrent	251	256	1,149
Escrow account less than 1 year	1,692	1,692	786
Total restricted cash	€ 1,943	€ 1,948	€ 1,935